File No. 333-74811

AS FILED AUGUST 30, 1999

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.
                  X    Post-Effective Amendment No.     1
                       (Check appropriate box or boxes)

                           FRANKLIN TAX-FREE TRUST
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                       (Area Code and Telephone Number)

                          777 MARINERS ISLAND BLVD.
                             SAN MATEO, CA 94404
                   (Address of Principal Executive Offices
                    Number, Street, City, State, Zip Code)

                              DEBORAH R. GATZEK
                          777 MARINERS ISLAND BLVD.
                             SAN MATEO, CA 94404
                   (Name and Address of Agent for Service,
                    Number, Street, City, State, Zip Code)

                                  Copies to:

                            BRUCE G. LETO, ESQUIRE
                    STRADLEY, RONON, STEVENS & YOUNG, LLP
                           2600 ONE COMMERCE SQUARE
                            PHILADELPHIA, PA 19103


TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST - NO PAR VALUE. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY PURSUANT TO RULE 485(B) OF THE SECURITIES ACT OF 1933, AS AMENDED.


PART C.     OTHER INFORMATION

Item 15.    INDEMNIFICATION

      Please see the By-laws, Management, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference. Notwithstanding the provisions contained in the Registrant's By-laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided by such By-laws.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    EXHIBITS (Incorporated by reference to the filings as noted)

      The following exhibits are incorporated herein by reference, except exhibits 4(i) and 12(i), which are attached.

      (1)   Copies of the charter as now in effect:

            (i)   Restated Agreement and Declaration of Trust dated October
                  26, 1984
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust dated July 16, 1991
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

            (iii) Certificate of Amendment of Agreement and Declaration of
                  Trust dated April 21, 1992
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

            (iv) Certificate of Amendment of Agreement and Declaration of Trust dated December 14, 1993
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

            (v) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

      (2) Copies of the existing By-laws or instruments corresponding thereto:

            (i)   By-laws
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

            (ii)  Amendment to By-laws dated December 8, 1987
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

            (iii) Certificate of Amendment to By-laws dated April 21, 1992
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

            (iv)  Certificate of Amendment to By-laws dated December 14, 1993
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995
            (v)   Amendment to By-laws dated January 18, 1994
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

      (3) Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant:

            Not Applicable

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

            (i) Plan of Reorganization made by Registrant on behalf of Franklin Michigan Tax-Free Income Fund and Franklin Michigan Insured Tax-Free Income Fund

      (5) Copies of all instruments defining the rights of the holders of the securities being registered, including where applicable, the relevant portion of the articles of incorporation or By-laws of the
            Registrant:

            Not Applicable

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

            (i) Management Agreement between Registrant and Franklin Investment Advisory Services, Inc. on behalf of Franklin Connecticut Tax-Free Income Fund dated October 1, 1996
                  Filing:  Post-Effective Amendment No. 24 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  June 27, 1997

            (ii)  Management Agreement between Registrant and Franklin
                      Advisers, Inc. dated December 1, 1986
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

            (iii) Amendment to Management Agreement between Registrant and
                  Franklin Advisers, Inc. dated August 1, 1995
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  March 14, 1996

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated March 29, 1995
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  March 14, 1996

            (ii) Forms of Dealer Agreements effective as of March 1, 1998 between Franklin/Templeton Distributors, Inc. and Securities Dealers
                  Filing:  Post-Effective Amendment No. 26 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  December 23, 1998

      (8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof:

            Not Applicable

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration:

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  March 14, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  March 14, 1996

            (iii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16,
                  1996
                  Filing:  Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 29, 1998

            (iv) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 26 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  December 23, 1998

            (v) Foreign Custody Manager Agreement made as of July 30, 1998, effective as of February 27, 1998 on behalf of each Company listed on Schedule 1
                  Filing:  Post-Effective Amendment No. 26 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  December 23, 1998

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares and any agreement with any person relating to implementation of each plan and copies of any plan entered into pursuant to Rule 18f-3 under the 1940 Act, any agreements with any person relating to the implementation of such plan, any amendment and a copy of the portion of the minutes describing any action taken to resolve the plan.

            (i) Class I shares Distribution Plans pursuant to Rule 12b-1 on behalf of the following fund:

                  Dated June 1, 1996:
                  Franklin Michigan Tax-Free Income Fund
                  Filing:  Post-Effective Amendment No. 24 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  June 27, 1997

            (ii) Class I shares Distribution Plans pursuant to Rule 12b-1 on behalf of the following funds:

                  Dated July 1, 1993:
                  Franklin Arizona Insured Tax-Free Income Fund
                  Franklin Federal Intermediate-Term Tax-Free Income Fund Franklin Florida Insured Tax-Free Income Fund

                  Dated May 1, 1994:
                  Franklin Alabama Tax-Free Income Fund
                  Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund Franklin Connecticut Tax-Free Income Fund Franklin Florida Tax-Free Income Fund Franklin Georgia Tax-Free Income Fund Franklin High Yield Tax-Free Income Fund Franklin Indiana Tax-Free Income Fund Franklin Insured Tax-Free Income Fund Franklin Kentucky Tax-Free Income Fund Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund Franklin Minnesota Insured Tax-Free Income Fund Franklin Missouri Tax-Free Income Fund Franklin New Jersey Tax-Free Income Fund Franklin North Carolina Tax-Free Income Fund Franklin Ohio Insured Tax-Free Income Fund Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund Franklin Puerto Rico Tax-Free Income Fund Franklin Texas Tax-Free Income Fund Franklin Virginia Tax-Free Income Fund

                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

            (iii) Class II shares Distribution Plan pursuant to Rule 12b-1 on behalf of the following funds:

                  Dated March 30, 1995:

                  Franklin Alabama Tax-Free Income Fund - Class II
                  Franklin Arizona Tax-Free Income Fund - Class II
                  Franklin Colorado Tax-Free Income Fund - Class II
                  Franklin Connecticut Tax-Free Income Fund - Class II
                  Franklin Florida Tax-Free Income Fund - Class II
                  Franklin Georgia Tax-Free Income Fund - Class II
                  Franklin High Yield Tax-Free Income Fund - Class II
                  Franklin Insured Tax-Free Income Fund - Class II
                  Franklin Louisiana Tax-Free Income Fund - Class II
                  Franklin Maryland Tax-Free Income Fund - Class II
                  Franklin Massachusetts Insured Tax-Free Income Fund - Class II Franklin Michigan Insured Tax-Free Income Fund - Class II Franklin Minnesota Insured Tax-Free Income Fund - Class II Franklin Missouri Tax-Free Income Fund - Class II
                  Franklin New Jersey Tax-Free Income Fund - Class II
                  Franklin North Carolina Tax-Free Income Fund - Class II Franklin Ohio Insured Tax-Free Income Fund - Class II
                  Franklin Oregon Tax-Free Income Fund - Class II
                  Franklin Pennsylvania Tax-Free Income Fund - Class II
                  Franklin Puerto Rico Tax-Free Income Fund - Class II
                  Franklin Texas Tax-Free Income Fund - Class II
                  Franklin Virginia Tax-Free Income Fund - Class II

                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  March 14, 1996

            (iv) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund - Class B and Franklin/Templeton Distributors, Inc.
                  Filing:  Post-Effective Amendment No. 26 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  December 23, 1998

            (v)   Multiple Class Plan dated October 19, 1995
                  Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 29, 1998

            (vi) Multiple Class Plan dated March 18, 1998 on behalf of Franklin High Yield Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 27
                  to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 29, 1999

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonasessable:

            (i)   Opinion and Consent of Counsel dated April 17, 1998
                  Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 29, 1998

      (12) An opinion and consent to its use, of counsel, supporting the tax matters and consequences to shareholders discussed in the prospectus:

            (i) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement:

            (i) Agreement between Registrant and Financial Guaranty Insurance Company dated March 8, 1985
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 28, 1995

            (ii) Amendment to Agreement between Registrant and Financial Guaranty Insurance Company dated November 24, 1992
                  Registrant:  Franklin New York Tax-Free Trust
                  Filing:  Post-Effective Amendment No. 12 to
                  Registration Statement on Form N-1A
                  File No. 33-7785
                  Filing Date:  April 25, 1995

            (iii) Mutual Fund Agreement between Registrant and Financial
                  Guaranty Insurance Company dated April 30, 1993
                  Filing:  Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 29, 1998

            (iv) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated March 11, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
                  Filing:  Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 29, 1998

            (v) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated July 1, 1997 between Franklin Investment Advisory Services, Inc. and Franklin
                  Templeton Services, Inc.
                  Filing:  Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  April 29, 1998

      (14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the Registration Statement and required by Section 7 of the 1933 Act.

            Not Applicable

      (15) All financial statements omitted from Item 14(a)(1):

            Not Applicable

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the Registration Statement.

            (i)   Power of Attorney dated January 12, 1999
                  Filing: Registration Statement on Form N-14
                  File No. 333-74811
                  Filing Date: March 22, 1999

            (ii)  Certificate of Secretary dated February 12, 1999
                  Filing: Registration Statement on Form N-14
                  File No. 333-74811
                  Filing Date: March 22, 1999

      (30) Any additional exhibits that the Registrant may wish to file:

            None

Item 17.    UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf by the Registrant, in the City of San Mateo, and the State of California, on the 30th day of August, 1999.

                                    FRANKLIN TAX-FREE TRUST
                                    (Registrant)

                                    By: RUPERT H. JOHNSON, JR.*
                                        Rupert H. Johnson, Jr.
                                        President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following Trustees and Officers of Franklin Tax-Free Trust in the capacities and on the dates indicated.

SIGNATURE:                    TITLE:                       DATE:

RUPERT H. JOHNSON, JR.*       Trustee and Principal        August 30, 1999
Rupert H. Johnson, Jr.        Executive Officer

MARTIN L. FLANAGAN*           Vice President and           August 30, 1999
Martin L. Flanagan            Principal Financial Officer

DIOMEDES LOO-TAM*             Vice President and           August 30, 1999
Diomedes Loo-Tam              Principal Accounting Officer

FRANK H. ABBOT, III*          Trustee                      August 30, 1999
Frank H. Abbott, III

HARRIS J. ASHTON*             Trustee                      August 30, 1999
Harris J. Ashton

S. JOSEPH FORTUNATO*          Trustee                      August 30, 1999
S. Joseph Fortunato

EDITH G. HOLIDAY*             Trustee                      August 30, 1999
Edith G. Holiday

CHARLES B. JOHNSON*           Trustee                      August 30, 1999
Charles B. Johnson

FRANK W. T. LAHAYE            Trustee                      August 30, 1999
Frank W. T. LaHaye*

GORDON S. MACKLIN*            Trustee                      August 30, 1999
Gordon S. Macklin



*By /s/Karen L. Skidmore
       Karen L. Skidmore, Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)


                                  EXHIBIT INDEX

EXHIBIT NO.                          DOCUMENT                         LOCATION

1(i)           Restated Agreement and Declaration of Trust dated          *
               October 26, 1984

1(ii)          Certificate of Amendment of Agreement and                  *
               Declaration of Trust dated July 16, 1991

1(iii)         Certificate of Amendment of Agreement and                  *
               Declaration of Trust dated April 21, 1992

1(iv)          Certificate of Amendment of Agreement and                  *
               Declaration of Trust dated December 14, 1993

1(v)           Certificate of Amendment of Agreement and                  *
               Declaration of Trust dated March 21, 1995

2(i)           By-laws                                                    *

2(ii)          Amendment to By-laws dated December 8, 1987                *

2(iii)         Certificate of Amendment to By-laws dated April 21,        *
               1992

2(iv)          Certificate of Amendment to By-laws dated December         *
               14, 1993

2(v)           Amendment to By-laws dated January 18, 1994                *

4(i)           Plan of  Reorganization  made by Registrant on           Attached
               behalf of Franklin Michigan Tax-Free Income Fund and Franklin Michigan Insured Tax-Free Income Fund

6(i)           Management Agreement between Registrant and Franklin       *
               Investment Advisory Services, Inc. on behalf of
               Franklin Connecticut Tax-Free Income Fund dated
               October 1, 1996

6(ii)          Management Agreement between Registrant and Franklin       *
               Advisers, Inc. dated December 1, 1986

6(iii)         Amendment to Management Agreement between Registrant       *
               and Franklin Advisers, Inc. dated August 1, 1995

7(i)           Amended and Restated Distribution Agreement between        *
               Registrant and Franklin/Templeton Distributors, Inc.
               dated March 29, 1995

7(ii)          Forms of Dealer Agreement Effective as of March 1,         *
               1998 between Franklin/ Templeton Distributors, Inc.
               and securities dealers

9(i)           Master Custody Agreement between Registrant and Bank       *
               of New York dated February 16, 1996

9(ii)          Terminal Link Agreement between Registrant and Bank        *
               of New York dated February 16, 1996

9(iii)         Amendment dated May 7, 1997 to Master Custody              *
               Agreement between Registrant and Bank of New York dated February 16, 1996

9(iv)          Amendment dated February 27, 1998 to Master Custody        *
               Agreement between Registrant and Bank of New York dated February 16, 1996

9(v)           Foreign Custody Manager Agreement made as of July          *
               30, 1998, effective as of February 27, 1998 on behalf of each Investment Company listed on Schedule 1

10(i)          Class I Shares Distribution Plan pursuant to Rule          *
               12b-1 on behalf of Franklin Michigan Tax-Free Income
               Fund dated June 1, 1996

10(ii)         Class I Shares Distribution Plans pursuant to Rule         *
               12b-1 dated July 1, 1993 and May 1, 1994

10(iii)        Class II Shares Distribution Plan pursuant to Rule         *
               12b-1 dated March 30, 1995

10(iv)         Form of Distribution Plan pursuant to Rule 12b-1           *
               between the Registrant on behalf of Franklin High
               Yield Tax-Free Income Fund - Class B and
               Franklin/Templeton Distributors, Inc.

10(v)          Multiple Class Plan dated October 19, 1995                 *

10(vi)         Form of Multiple Class Plan on behalf of Franklin          *
               High Yield Tax-Free Income Fund

11(i)          Opinion and Consent of Counsel dated April 17, 1998        *

12(i)          Opinion and Consent of Counsel Supporting                Attached
               Tax Matters and Consequences to Shareholders

13(i)          Agreement between Registrant and Financial Guaranty        *
               Insurance Company dated March 8, 1985

13(ii)         Amendment to Agreement between Registrant and              *
               Financial Guaranty Insurance Company dated November
               24 1992

13(iii)        Mutual Fund Agreement between Registrant and               *
               Financial Guaranty Insurance Company dated April 30,
               1993

13(iv)         Subcontract for Fund Administrative Services dated         *
               October 1, 1996 and Amendment thereto dated March
               11, 1998 between Franklin Advisers, Inc. and
               Franklin Templeton Services, Inc.

13(v)          Subcontract for Fund Administrative Services dated         *
               October 1, 1996 and Amendment thereto dated July 1,
               1997 between Franklin Investment Advisory Services,
               Inc. and Franklin Templeton Services, Inc.

16(i)          Power of Attorney                                          *

16(ii)         Certificate of Secretary                                   *


*Incorporated by reference.